Risks and Concentration - Schedules of Customers with Greater than 10% of Accounts Receivables (Detail) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	24.00%
Customer B
Concentration Risk [Line Items]
Concentration risk percentage	34.00%	23.00%
Customer C
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Concentration risk percentage		Less than 10%